Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Range of interest rates		0.00%
Average rate of interest		4.00%
Principal amount outstanding		$ 7,427	$ 6,679
Due in 2019		1,152
Due after 2019		6,275
Due after 2023		$ 2,019
Average remaining term (in years)		3 years 9 months 18 days
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Range of interest rates	[1]	0.00%
Average rate of interest	[1]	0.00%
Principal amount outstanding	[1]	$ 0	0
Due in 2019	[1]	0
Due after 2019	[1]	0
Due after 2023	[1]	$ 0
Notes Payable to Banks [Member] | USD Notes [Member]
Debt Instrument [Line Items]
Average rate of interest		4.50%
Principal amount outstanding		$ 6,250	5,500
Due in 2019		0
Due after 2019		6,250
Due after 2023		$ 2,000
Average remaining term (in years)		4 years 3 months 18 days
Notes Payable to Banks [Member] | USD Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		3.90%
Notes Payable to Banks [Member] | USD Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		5.80%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Range of interest rates		1.00%
Average rate of interest		1.00%
Principal amount outstanding		$ 1,150	1,150
Due in 2019		1,150
Due after 2019		0
Due after 2023		$ 0
Average remaining term (in years)		10 months 24 days
Bank Borrowings [Member]
Debt Instrument [Line Items]
Range of interest rates		0.00%
Average rate of interest		0.00%
Principal amount outstanding		$ 0	0
Due in 2019		0
Due after 2019		0
Due after 2023		$ 0
Capital Lease [Member]
Debt Instrument [Line Items]
Average rate of interest		4.60%
Principal amount outstanding		$ 27	$ 29
Due in 2019		2
Due after 2019		25
Due after 2023		$ 19
Average remaining term (in years)		13 years 2 months 12 days
Capital Lease [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		4.50%
Capital Lease [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		13.80%

[1]	We do not have any borrowings under the $600 million Revolving Credit Facility as of December 31, 2018 and 2017.